STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings
Beginning Balance at Jun. 24, 2010
Sale of ordinary shares issued to initial shareholder on July 9, 2010 at approximately $0.040 per share, as adjusted	$ 25,000	$ 25,000	$ 0	$ 0
Sale of ordinary shares issued to initial shareholder on July 9, 2010 at approximately $0.040 per share, as adjusted (Shares)	0	632,500	0	0
Sale of 2,200,000 units on December 15, 2010 (including 1,683,000 ordinary shares subject to possible redemption)	21,049,118	21,049,118	0	0
Sale of 2,200,000 units on December 15, 2010 (including 1,683,000 ordinary shares subject to possible redemption) (Shares)	0	2,200,000	0	0
Net proceeds subject to possible redemption 1,683,000 ordinary shares, at redemption price	(17,166,600)	(17,166,600)	0	0
Sale of 2,000,000 private placement warrants on December 12, 2010	1,500,000	0	1,500,000	0
Net loss attributable to ordinary shareholders	(14,756)	0	0	(14,756)
Balance at Dec. 31, 2010	5,392,762	3,907,518	1,500,000	(14,756)
Balance (Shares) at Dec. 31, 2010	0	2,832,500	0	0
Sale of 95,500 units on January 25, 2011 (including 92,987 ordinary shares subject to possible redemption) pursuant to the exercise of the underwriters' over-allotment option, net of underwriters’ discount and offering expenses	929,401	929,401	0	0
Sale of 95,500 units on January 25, 2011 (including 92,987 ordinary shares subject to possible redemption) pursuant to the exercise of the underwriters' over-allotment option, net of underwriters’ discount and offering expenses (Shares)	0	95,500	0	0
Forfeiture of sponsor shares on January 25, 2011 in connection with the underwriters’ election to not exercise its over-allotment option in full (Shares)	0	(58,625)	0	0
Net proceeds subject to possible redemption 1,683,000 ordinary shares, at redemption price	(918,046)	(918,046)	0	0
Net loss attributable to ordinary shareholders	(208,143)	0	0	(208,143)
Balance at Dec. 31, 2011	$ 5,195,974	$ 3,918,873	$ 1,500,000	$ (222,899)
Balance (Shares) at Dec. 31, 2011	0	2,869,375	0	0